Document and Entity Information	Mar. 19, 2026
Cover [Abstract]
Entity Registrant Name	NEXSTAR MEDIA GROUP, INC.
Document Type	8-K/A
Amendment Flag	true
Entity Central Index Key	0001142417
Document Period End Date	Mar. 19, 2026
Entity Emerging Growth Company	false
Entity File Number	000-50478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	972
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NXST
Security Exchange Name	NASDAQ
Amendment Description	Explanatory NoteOn March 20, 2026, Nexstar Media Group, Inc. (“Nexstar”) filed a Current Report on Form 8-K (the “Initial 8-K”) with the Securities and Exchange Commission (“SEC”) reporting that, on March 19, 2026, Nexstar completed its acquisition of TEGNA Inc., a Delaware corporation (“TEGNA”). The acquisition was consummated pursuant to the previously announced Agreement and Plan of Merger, dated as of August 18, 2025, by and among Nexstar, TEGNA and Teton Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Nexstar.